Trade accounts receivable	12 Months Ended
Dec. 31, 2018
Trade accounts receivable
Trade accounts receivable

7. Trade accounts and other receivables

As of December 31, 2018, the allowance on trade accounts and other receivables includes the impact from the implementation of IFRS 9 which resulted in an increase of €3,490 in the allowance.

Due to the implementation of IFRS 15 the implicit price concessions in North America are deducted from the trade accounts and other receivables and are no longer part of the corresponding allowance. This isolated impact of €366,010 as of December 31, 2018 was recorded against trade accounts receivable and the allowance.

As of December 31, 2018 and December 31, 2017, trade accounts and other receivables are as follows:

Trade accounts and other receivables
in € THOUS
	December 31,		December 31,
	2018		2017
		thereof Credit-Impaired

Trade accounts and other receivables, gross	3.455.721	325.240	3.864.217
thereof Finance Lease Receivables	28.726	-	58.336
less allowances	(118.015)	(85.775)	(474.891)
Trade accounts and other receivables	3.337.706	239.465	3.389.326

The other receivables in the amount of €66,496 include receivables from finance leases, operating leases and insurance contracts.

All trade accounts and other receivables are due within one year. A small portion of the trade account receivables are subject to factoring agreements.

Trade accounts receivables and finance lease receivables with a term of more than one year in the amount of €120,668 (December 31, 2017: €90,344) are included in the balance sheet item "Other non-current assets". For these trade accounts receivables and finance leases, the implementation of IFRS 9 results in an increase of the allowance, which amounts to €278.

The following table shows the development of the allowance for doubtful accounts in the fiscal years 2018, 2017 and 2016:

Development of allowance for doubtful accounts
in € THOUS
	2018	2017	2016

Allowance for doubtful accounts as of January 1	474.891	482.461	427.841
Change in valuation allowances as recorded in the consolidated statements of income	19.112	549.631	430.974
Write-offs and recoveries of amounts previously written-off	(378.201)	(501.229)	(391.827)
Foreign currency translation	2.213	(55.972)	15.473
Allowance for doubtful accounts as of December 31	118.015	474.891	482.461

The following tables show the ageing analysis of trade accounts and other receivables and the allowance for doubtful accounts as of December 31, 2018 and as of December 31, 2017:

Aging analysis of trade accounts and other receivables 2018
in € THOUS
	not overdue	up to 3 months overdue	3 to 6 months overdue	6 to 12 months overdue	more than 12 months overdue	Total

Trade accounts and other receivables	1.949.665	848.092	217.024	194.769	246.171	3.455.721
less allowance for doubtful accounts	(8.043)	(4.711)	(5.209)	(5.946)	(94.106)	(118.015)
Trade accounts and other receivables, net	1.941.622	843.381	211.815	188.823	152.065	3.337.706

Aging analysis of trade accounts and other receivables 2017
in € THOUS
	not overdue	up to 3 months overdue	3 to 6 months overdue	6 to 12 months overdue	more than 12 months overdue	Total

Trade accounts receivable	2.139.444	807.030	312.129	241.372	364.242	3.864.217
less allowance for doubtful accounts	(61.219)	(123.226)	(67.484)	(58.441)	(164.521)	(474.891)
Trade accounts receivable, net	2.078.225	683.804	244.645	182.931	199.721	3.389.326